EQUITY (Schedule of Assumptions Used to Value Options) (Details) - Year	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Expected dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	67.00%	67.00%	63.00%
Risk-free interest rate (%)	4.00%	1.00%	1.00%
Expected life of options (in years)	6	6	6